Consolidated Statements of Income and Other Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues		$ 255,702	$ 192,172	$ 102,461
Cost of sales		(52,794)	(40,438)	(21,777)
Depreciation and amortization		(63,849)	(40,563)	(19,446)
Gross profit		139,059	111,171	61,238
General and administrative expenses		(33,303)	(28,739)	(15,569)
Development expenses		(6,347)	(5,587)	(4,716)
Transaction costs in respect of acquisition of activity in the United States		0	0	(7,331)
Other income		58,734	13,767	778
Total Other Operating Income Expense		19,084	(20,559)	(26,838)
Operating profit		158,143	90,612	34,400
Finance income		36,799	23,341	30,333
Finance expenses		(68,143)	(62,591)	(37,175)
Total finance expenses, net		(31,344)	(39,250)	(6,842)
Profit before tax and equity loss		126,799	51,362	27,558
Share of losses of equity accounted investees		(330)	(306)	(189)
Profit before income taxes		126,469	51,056	27,369
Taxes on income		(28,428)	(12,943)	(5,694)
Profit for the year		98,041	38,113	21,675
Amounts which will be classified in the future under profit or loss, net of tax:
Foreign currency translation differences for foreign operations		53,663	78,177	(67,305)
Effective portion of changes in fair value of cash flow hedges, net		15,929	59,892	(9,168)
Other comprehensive income (loss) item that will not be transfer to profit or loss:
Presentation currency translation adjustment		(41,678)	(112,158)	29,510
Total other comprehensive income (loss) for the year		27,914	25,911	(46,963)
Total comprehensive profit (loss) for the year		125,955	64,024	(25,288)
Profit for the year attributed to:
Owners of the Company		70,924	24,749	11,217
Non-controlling interests		27,117	13,364	10,458
Profit (loss) for the year		98,041	38,113	21,675
Comprehensive income (loss) for the year attributed to:
Owners of the Company		92,183	45,859	(25,748)
Non-controlling interests		33,772	18,165	460
Total comprehensive profit (loss) for the year		$ 125,955	$ 64,024	$ (25,288)
Earnings per ordinary share (in USD) with a par value of NIS 0.1, attributable to owners of the parent Company:
Basic earnings per share		$ 0.61	$ 0.25	$ 0.12
Diluted earnings per share		$ 0.57	$ 0.25	$ 0.12
Weighted average of share capital used in the calculation of earnings:
Basic per share	[1]	115,721,346	97,335,870	93,749,219
Diluted per share	[1]	123,861,293	99,978,133	98,108,669

[1]	The number of ordinary shares is after giving effect to the Reverse Share Split. See also Note 16